Investment Objectives and Goals - Oakmark International Small Cap Fund	Jan. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark International Small Cap Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark International Small Cap Fund seeks long-term capital appreciation.